COVER	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	Southern States Bancshares, Inc.
Entity Incorporation, State or Country Code	AL
Entity Primary SIC Number	6022
Entity Tax Identification Number	26-2518085
Entity Address, Address Line One	615 Quintard Ave.
Entity Address, City or Town	Anniston
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36201
City Area Code	256
Local Phone Number	241-1092
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001689731
Amendment Flag	false